INVENTORIES, NET	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET	7. INVENTORIES, NET

	As of December 31,
	2019	2020
	RMB	RMB
Merchandise and packing materials	428,763	145,773
Less: inventory write-downs	(441)	(10,528)

Inventories, net	428,322	135,245